SCHEDULE III - SUPPLEMENTARY INSURANCE INFORMATION (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Supplementary Insurance Information, by Segment [Line Items]
Deferred Policy Acquisition Costs	$ 4,301	$ 4,469	$ 4,271
Policyholders’ Account Balances	38,782	33,033	31,848
Future Policy Benefits and other Policyholders’ Funds	25,358	24,531	23,484
Policy Charges And Premium Revenue	4,303	4,062	3,989
Net Investment Income (Loss)	1,856	1,976	3,815
Policyholders’ Benefits and Interest Credited	4,448	3,777	4,894
Amortization of Deferred Policy Acquisition Costs	162	284	(413)
Other Operating Expense	4,664	4,108	5,044
Consolidation/ Elimination
Supplementary Insurance Information, by Segment [Line Items]
Deferred Policy Acquisition Costs	0	0	0
Policyholders’ Account Balances	0	0	0
Future Policy Benefits and other Policyholders’ Funds	0	0	0
Policy Charges And Premium Revenue	0	0	0
Net Investment Income (Loss)	50	45	40
Policyholders’ Benefits and Interest Credited	0	0	0
Amortization of Deferred Policy Acquisition Costs	0	0	0
Other Operating Expense	(26)	(27)	(27)
Insurance
Supplementary Insurance Information, by Segment [Line Items]
Deferred Policy Acquisition Costs	4,301	4,469	4,271
Policyholders’ Account Balances	38,782	33,033	31,848
Future Policy Benefits and other Policyholders’ Funds	25,358	24,531	23,484
Policy Charges And Premium Revenue	4,303	4,062	3,989
Net Investment Income (Loss)	1,671	1,898	3,760
Policyholders’ Benefits and Interest Credited	4,448	3,777	4,894
Amortization of Deferred Policy Acquisition Costs	162	284	(413)
Other Operating Expense	2,367	1,728	2,663
Investment Management
Supplementary Insurance Information, by Segment [Line Items]
Deferred Policy Acquisition Costs	0	0	0
Policyholders’ Account Balances	0	0	0
Future Policy Benefits and other Policyholders’ Funds	0	0	0
Policy Charges And Premium Revenue	0	0	0
Net Investment Income (Loss)	135	33	15
Policyholders’ Benefits and Interest Credited	0	0	0
Amortization of Deferred Policy Acquisition Costs	0	0	0
Other Operating Expense	$ 2,323	$ 2,407	$ 2,408